PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other receivable	$ 1,794	$ 6,323
Prepaid rental expenses	6,857	5,864
Advance to suppliers	1,532	2,019
Advanced to third party for stock repurchase	46	1,154
Prepaid advertisement expenses	513	928
Short-term deposits	461	828
Interest receivable	458	806
Staff advances and others	1,250	723
Prepaid expenses and other current assets	$ 12,911	$ 18,645